RETIREMENT BENEFIT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recognised liability at beginning of the year	$ 2,180	$ 2,065
Recognised in profit or loss in the current year	55	63
Interest on obligation	206	45
Current service cost	0	43
Other	(151)	(25)
Recognised in other comprehensive income in the current year	(313)	52
Actuarial gains	(8)	(157)
Translation	(305)	209
Present value of unfunded obligation recognised as a liability at end of year	1,922	2,180
Less: current portion	0	0
Long term portion	$ 1,922	$ 2,180
The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	8.20%	9.10%
Discount rate (p.a.)	9.90%	10.50%
Continuation at retirement	75.0	79.5